Accrued Expenses - Components of Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accrued interest due to Summit Materials			$ 3,848	$ 4,283
Accrued interest due to non-controlling interest			723	2,149
Accrued post-retirement benefits other than pensions, current portion			1,268	1,055
Accrued professional fees			340	400
Accrued payroll, insurance and benefits			758	897
Accrued bonus liability			884	1,153
Accrued costs to remove barge from waterway			880	850
Other			1,296	736
Total	$ 57,251	$ 49,822	$ 9,997	$ 11,523